CONTINGENCIES	6 Months Ended
Jun. 30, 2012
CONTINGENCIES [Abstract]
CONTINGENCIES
NOTE 5:	CONTINGENCIES

a.
In September 2003, Nova Mobilcom S.A. ("Mobilcom"), filed a lawsuit against Gilat do Brasil for specific performance of a Memorandum of Understandings which provided for the sale of Gilat do Brasil, and specifically the GESAC project, a government education project awarded to Gilat do Brazil, to Mobilcom for an unspecified amount. The court ruled in favor of Gilat. Nova Mobilcom filed an appeal and a motion to the State Court of Appeals to which the Group has replied and which were both rejected. The Group does not believe that this claim has any merit and awaits publication of the court's decision on the motion in order to verify whether Mobilcom will attempt to reverse the decision in the Brazilian Higher Courts.

b.
In 2003, the Brazilian tax authority filed a claim against a subsidiary of Spacenet in Brazil, for alleged taxes due of approximately $ 4,000. In January 2004 and December 2005, the subsidiary filed its administrative defense which was denied by the first and second level courts, respectively. In September 2006, the subsidiary filed an annulment action seeking judicial cancellation of the claim. In May 2009, the subsidiary received notice of the court's first level decision which cancelled a significant part of the claim but upheld two items of the assessment. Under this decision, the subsidiary's liability was reduced to approximately $ 1,530. This decision was appealed by both the subsidiary and the State tax authorities and in June 2012, the São Paulo Court of Appeals issued a decision unfavorable to the subsidiary. As of June 30, 2012, the subsidiary faces an exposure of approximately $ 13,500 due to interest, penalties, Sao Paulo legal fees and exchange rate differences. The subsidiary will appeal to the Brazilian Higher Courts and the Group and its legal counsel believe that it has reasonably possible chances of success of reversing the unfavorable decision. It is noted that based on the Group's Brazilian legal counsel's opinion, the Group believes that the period for the inclusion of any additional co-obligors in the tax foreclosure records in addition to those entities and individuals already cited in the tax foreclosure (which include the subsidiary), expired on February 7, 2012. Accordingly the Group based on the Group's Brazilian legal counsel's opinion, believes that there cannot be a redirection by the tax authorities of the tax foreclosure to any of the other Group's entities which have not been cited in the tax foreclosure. Therefore based on the Group's Brazilian legal counsel's opinion the Group believes that the chances of redirection of the tax foreclosure to any of the Group's entities which have not been cited in the foreclosure, and that such redirection of the tax foreclosure by tax authorities will result in a loss recognition, are remote.

c.
In November 2009, a lawsuit was filed in the Central District Court in Israel by eight individuals and Israeli companies against the Company, all of its directors and its 20% shareholder, York Capital Management, and its affiliates. The plaintiffs claim damages based on the amounts they would have been paid had a merger agreement signed on March 31, 2008 with a consortium of buyers closed. On October 24, 2010 the Group filed its defense. The parties have completed testimony and will submit written summaries, after which the Court will hear oral argument on September 27, 2012. The lawsuit, seeking damages of approximately $ 12,400, is similar to the lawsuit and motion for its approval as a class action proceeding previously filed by the same group of Israeli shareholders in October 2008. The October 2008 lawsuit and motion were withdrawn by the plaintiffs in July 2009 at the recommendation of the Court, which questioned the basis for the lawsuit. The Company and its independent legal counsel believe the claims are completely without merit, and that the lawsuit is without basis. The Company intends to use all legal means necessary to protect and defend the Company and its directors.

d.
In December 2010, a lawsuit was filed against the Group in the Superior Court in Orange County, California by STM Group Inc. and Emil Youssefzadeh claiming damages for tortuous interference with contract and defamation for alleged actions in Peru. The complaint seeks damages of approximately $6,000 in connection with the contract claim by STM Group, an unstated amount by Mr. Youssefzadeh, and exemplary damages and costs. The action was removed to the US District Court for the Central District of California and in March 2011, the Group moved to dismiss the complaint on several grounds. The court granted the Group's motion and in August 2011, the STM Group filed an order of dismissal. The STM Group may seek to bring an action in Peru against the Group.

e.
The Group has certain tax exposures in some of the jurisdictions in which it conducts business. Specifically, in certain jurisdictions in the United States and in Latin America the Group is in the midst of different stages of audits and has received certain tax assessments. The tax authorities in these and in other jurisdictions in which the Group operates as well as the Israeli Tax Authorities may raise additional claims, which might result in increased exposures and ultimately, payment of additional taxes.

f.
The Group has accrued $ 9,829 and $ 10,728 as of June 30, 2012 and December 31, 2011, respectively, for the expected implications of such legal and tax contingencies. These accruals are comprised of $ 8,840 and $ 9,649 of tax related accruals as of June 30, 2012 and December 31, 2011, respectively, and $ 989 and $ 1,079 of legal and other accruals as of June 30, 2012 and December 31, 2011, respectively. The accruals related to tax contingencies have been assessed by the Group's management based on the advice of both internal and external legal and tax advisers. The total estimated exposure for the aforementioned tax related accruals is $ 28,297 and $ 29,726 as of June 30, 2012 and December 31, 2011, respectively. The estimated exposure for legal and other related accruals is $ 4,355 and $ 4,450 as of June 30, 2012 and December 31, 2011, respectively.